Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Operating Segments
Table 26.1 presents our results by operating segment.
Table 26.1: Operating Segments

	Year ended December 31,
($ in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
2020
Net interest income (2)	$23,378	6,191	7,501	2,993	247	(475)	39,835
Noninterest income	10,638	3,547	6,319	11,519	3,216	(2,734)	32,505
Total revenue	34,016	9,738	13,820	14,512	3,463	(3,209)	72,340
Provision for credit losses	5,662	3,744	4,946	249	(472)	—	14,129
Noninterest expense	26,976	6,908	7,703	12,051	3,992	—	57,630
Income (loss) before income tax expense (benefit)	1,378	(914)	1,171	2,212	(57)	(3,209)	581
Income tax expense (benefit)	302	(238)	330	552	(742)	(3,209)	(3,005)
Net income (loss) before noncontrolling interests	1,076	(676)	841	1,660	685	—	3,586
Less: Net income (loss) from noncontrolling interests	—	5	(1)	4	277	—	285
Net income (loss)	$1,076	(681)	842	1,656	408	—	3,301
2019
Net interest income (2)	$25,786	8,184	8,005	3,917	1,950	(611)	47,231
Noninterest income	12,105	4,154	6,223	11,815	5,859	(2,324)	37,832
Total revenue	37,891	12,338	14,228	15,732	7,809	(2,935)	85,063
Provision for credit losses	2,184	190	173	2	138	—	2,687
Noninterest expense	26,998	7,068	7,432	13,363	3,317	—	58,178
Income (loss) before income tax expense (benefit)	8,709	5,080	6,623	2,367	4,354	(2,935)	24,198
Income tax expense (benefit)	2,814	1,266	1,658	590	764	(2,935)	4,157
Net income before noncontrolling interests	5,895	3,814	4,965	1,777	3,590	—	20,041
Less: Net income (loss) from noncontrolling interests	—	6	(1)	9	478	—	492
Net income	$5,895	3,808	4,966	1,768	3,112	—	19,549
2018
Net interest income (2)	$26,985	8,748	8,345	4,317	2,259	(659)	49,995
Noninterest income	12,930	4,332	5,726	11,552	4,013	(2,140)	36,413
Total revenue	39,915	13,080	14,071	15,869	6,272	(2,799)	86,408
Provision for credit losses	1,931	(79)	13	(9)	(112)	—	1,744
Noninterest expense	26,162	7,368	7,471	12,551	2,574	—	56,126
Income (loss) before income tax expense (benefit)	11,822	5,791	6,587	3,327	3,810	(2,799)	28,538
Income tax expense (benefit)	2,915	1,456	1,663	831	1,596	(2,799)	5,662
Net income before noncontrolling interests	8,907	4,335	4,924	2,496	2,214	—	22,876
Less: Net income (loss) from noncontrolling interests	—	27	(7)	1	462	—	483
Net income	$8,907	4,308	4,931	2,495	1,752	—	22,393
2020
Loans (average)	$376,463	211,436	255,324	78,775	19,790	—	941,788
Assets (average)	432,042	228,653	521,861	87,505	673,440	—	1,943,501
Deposits (average)	722,085	200,381	234,332	162,521	56,692	—	1,376,011
Loans (period-end)	362,796	188,977	244,456	80,785	10,623	—	887,637
Assets (period-end)	420,995	209,134	508,793	89,380	726,861	—	1,955,163
Deposits (period-end)	784,565	208,284	203,004	175,515	33,013	—	1,404,381
2019
Loans (average)	$379,766	229,354	248,310	74,986	18,540	—	950,956
Assets (average)	439,396	248,169	520,973	83,590	621,316	—	1,913,444
Deposits (average)	629,110	186,942	238,651	139,151	92,407	—	1,286,261
Loans (period-end)	385,002	224,781	253,436	77,140	21,906	—	962,265
Assets (period-end)	448,971	244,984	538,383	86,505	608,712	—	1,927,555
Deposits (period-end)	647,152	194,469	261,134	143,873	75,998	—	1,322,626
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets as well as interest credits for any funding of a segment available to be provided to other segments. The cost of liabilities includes actual interest expense on segment liabilities as well as funding charges for any funding provided from other segments.